Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 70,325	$ 3,909,383
Accounts receivable - trade, net of allowance for doubtful accounts of $44,124 in 2012 and $74,852 in 2011	87,826	81,565
Inventory (Note 3)	292,665	396,284
Prepaid expenses	128,495	162,975
Due from Pulse Veterinary Technologies, LLC		27,837
TOTAL CURRENT ASSETS	579,311	4,578,044
PROPERTY AND EQUIPMENT, at cost, less accumulated depreciation (Note 4)	32,842	51,206
OTHER ASSETS	11,358	3,192
INTANGIBLE ASSETS, at cost, less accumulated amortization (Note 5)	1,227,025	1,533,782
TOTAL ASSETS	1,850,536	6,166,224
CURRENT LIABILITIES
Accounts payable	555,898	756,657
Accrued employee compensation	534,659	632,333
Accrued expenses (Note 6)	721,916	190,583
Subscriptions payable for senior secured convertible promissory notes (Note 7)	438,516
Interest payable, related parties (Note 8)	81,864	81,864
Capital lease payable, current portion (Note 13)	4,933	4,576
Liabilities related to discontinued operations (Note 9)	655,061	655,061
TOTAL CURRENT LIABILITIES	2,992,847	2,321,074
NON-CURRENT LIABILITIES
Notes payable, related parties (Note 8)	5,372,743	5,372,743
Capital lease payable, non-current portion (Note 13)	3,951	8,884
TOTAL NON-CURRENT LIABILITIES	5,376,694	5,381,627
TOTAL LIABILITIES	8,369,541	7,702,701
STOCKHOLDERS' DEFICIT
COMMON STOCK, par value $0.001, 150,000,000 shares and 50,000,000 shares authorized in 2012 and 2011, respectively; 21,007,536 and 20,907,536 issued and outstanding at December 31, 2012 and 2011, respectively (Note 11)	21,008	20,908
ADDITIONAL PAID-IN CAPITAL	64,357,193	62,940,977
ACCUMULATED OTHER COMPREHENSIVE INCOME	13,116	10,466
ACCUMULATED DEFICIT	(70,910,322)	(64,508,828)
TOTAL STOCKHOLDERS' DEFICIT	(6,519,005)	(1,536,477)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,850,536	$ 6,166,224